SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

ClearBridge MLP and Midstream Total Return Fund Inc.

620 Eighth Avenue

New York, New York 10018

(888) 777-0102

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22693

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to call or redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that, pursuant to the exemptive order issued by the Commission staff on March 13, 2020 (Investment Company Act of 1940 Release No. 33817), it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption.

1.	Title of the class of securities of ClearBridge MLP and Midstream Total Return Fund Inc. (the “Fund”) to be called or redeemed:

Series B Senior Secured Notes due March 28, 2023 (CUSIP # PPN 8469Q A@7) (the “Series B Notes”).

Series C Senior Secured Notes due March 28, 2025 (CUSIP # PPN 8469Q A#5) (the “Series C Notes”).

Series D Senior Secured Notes due August 26, 2022 (CUSIP PPN 18469Q B@6) (the “Series D Notes”).

Series E Senior Secured Notes due August 26, 2024 (CUSIP PPN 18469Q B@8) (the “Series E Notes”).

Series F Senior Secured Notes due August 26, 2026 (CUSIP PPN 18469Q B@6) (the “Series F Notes” and together with the Series B Notes, the Series C Notes, the Series D Notes and the Series E Notes, the “Notes”).

2.	The date on which the securities are to be called or redeemed:

The Notes will be prepaid on March 27, 2020.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Notes are being prepaid pursuant to Section 8.2.2 of the Note Purchase Agreement, dated as of March 28, 2013, with respect to the Series B Notes and the Series C Notes and pursuant to Section 8.2.2 of the Note Purchase Agreement, dated as of August 26, 2015, with respect to the Series D Notes, the Series E Notes and Series F Notes.

4.	The principal amount or number of shares to be called or redeemed and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will prepay $12,925,287.38 aggregate principal amount of its outstanding Series B Notes.

The Fund will prepay $14,714,942.51 aggregate principal amount of its outstanding Series C Notes.

The Fund will prepay $1,988,505.75 aggregate principal amount of its outstanding Series D Notes.

The Fund will prepay $1,988,505.74 aggregate principal amount of its outstanding Series E Notes.

The Fund will prepay $2,982,758.62 aggregate principal amount of its outstanding Series F Notes.

The principal amount of the Notes to be prepaid will be allocated among all the Notes outstanding in proportion, as nearly as practicable, to the respective unpaid principal amounts thereof.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of March, 2020.

CLEARBRIDGE MLP AND MIDSTREAM TOTAL RETURN FUND INC.

By:	/s/ George P. Hoyt
Name:	George P. Hoyt
Title:	Assistant Secretary